ACQUISITION	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
ACQUISITION

On April 22, 2013, Acquisition Corp., a Texas corporation and newly formed wholly owned subsidiary of the Company entered into a merger agreement with CyberFone Systems, TechDev and Spangenberg Foundation.  TechDev and Spangenberg Foundation owned 100% of the membership interests of CyberFone Systems.

CyberFone Systems owns a foundational patent portfolio that includes claims that provide specific transactional data processing, telecommunications, network and database inventions, including financial transactions. The portfolio, which has a large and established licensing base, consists of ten United States patents and 27 foreign patents and one patent pending. The patent rights that cover digital communications and data transaction processing are foundational to certain applications in the wireless, telecommunications, financial and other industries. IP Navigation Group LLC (“IP Nav”), a Company founded by Erich Spangenberg and associated with the CyberFone Sellers will continue to support and manage the portfolio of patents and retain a contingent participation interest in all recoveries.  IP Nav provides patent monetization and support services under an existing agreement with CyberFone Systems.

Pursuant to the terms of the CyberFone Merger Agreement, CyberFone Systems merged with and into Acquisition Corp with CyberFone Systems surviving the merger as the wholly owned subsidiary of the Company (the “Merger”).  The Company (i) issued 461,538 post-split (6,000,000 pre-split) shares of common stock to the CyberFone Sellers (the “Merger Shares”), (ii) paid the CyberFone Sellers $500,000 cash and (iii) issued a $500,000 promissory note to TechDev (the “Note”).  The Company valued these common shares at the fair market value on the date of grant at $4.94 post-split ($0.38 pre-split) per share or $2,280,000. The Note was non-interest bearing and was due on June 22, 2013, subject to acceleration in the event of default.  The Company may prepay the Note at any time without premium or penalty. On June 21, 2013, the Company paid $500,000 to TechDev in satisfaction of the note. The transaction resulted in a business combination and caused CyberFone Systems to become a wholly-owned subsidiary of the Company.

In addition to the payments described above, within 30 days following the end of each calendar quarter (commencing with the first full calendar quarter following the calendar quarter in which CyberFone Systems recovers $4 million from licensing or enforcement activities related to the patents), CyberFone Systems will be required to pay out a certain percentage of such recoveries.

The Company accounted for the acquisition utilizing the purchase method of accounting in accordance with ASC 805 “Business Combinations”. The Company is the acquirer for accounting purposes and CyberFone Systems is the acquired company.  Accordingly, the Company applied push–down accounting and adjusted to fair value all of the assets and liabilities directly on the financial statements of the subsidiary. The net purchase price paid by the Company was allocated to assets acquired and liabilities assumed on the records of the Company as follows:

Intangible assets	$1,135,512
Goodwill	2,144,488
Net purchase price	$3,280,000

On April 22, 2013, Acquisition Corp., a Texas corporation and newly formed wholly owned subsidiary of the Company entered into a merger agreement with CyberFone Systems, TechDev and Spangenberg Foundation.  TechDev and Spangenberg Foundation owned 100% of the membership interests of CyberFone Systems.

CyberFone Systems owns a foundational patent portfolio that includes claims that provide specific transactional data processing, telecommunications, network and database inventions, including financial transactions. The portfolio  consists of ten United States patents and 27 foreign patents and one patent pending. The patent rights that cover digital communications and data transaction processing are foundational to certain applications in the wireless, telecommunications, financial and other industries. IP Navigation Group LLC (“IP Nav”), a Company founded by Erich Spangenberg and associated with the CyberFone Sellers will continue to support and manage the portfolio of patents and retain a contingent participation interest in all recoveries.  IP Nav provides patent monetization and support services under an existing agreement with CyberFone Systems.

Pursuant to the terms of the CyberFone Merger Agreement, CyberFone Systems merged with and into Acquisition Corp with CyberFone Systems surviving the merger as the wholly owned subsidiary of the Company (the “Merger”).  The Company (i) issued 461,538 post-split (6,000,000 pre-split) shares of common stock to the CyberFone Sellers (the “Merger Shares”), (ii) paid the CyberFone Sellers $500,000 cash and (iii) issued a $500,000 promissory note to TechDev (the “Note”).  The Company valued these common shares at the fair market value on the date of grant at $4.94 post-split ($0.38 pre-split) per share or $2,280,000. The Note was non-interest bearing and was due on June 22, 2013, subject to acceleration in the event of default.  The Company may prepay the Note at any time without premium or penalty. On June 21, 2013, we paid $500,000 to TechDev in satisfaction of the note. The transaction resulted in a business combination and caused CyberFone Systems to become a wholly-owned subsidiary of the Company.

In addition to the payments described above, within 30 days following the end of each calendar quarter (commencing with the first full calendar quarter following the calendar quarter in which CyberFone Systems recovers $4 million from licensing or enforcement activities related to the patents), CyberFone Systems will be required to pay out a certain percentage of such recoveries.

The Company accounted for the acquisition utilizing the purchase method of accounting in accordance with ASC 805 “Business Combinations.” The Company is the acquirer for accounting purposes and CyberFone Systems is the acquired company.  Accordingly, the Company applied push–down accounting for the transaction and adjusted to fair value all of the assets and liabilities directly on the financial statements of the subsidiary.

The net purchase price paid by the Company was allocated to assets acquired and liabilities assumed on the records of the Company as follows:

Intangible assets	$1,135,512
Goodwill	2,144,488
Net purchase price	$3,280,000

Unaudited pro forma results of continuing operations data as if the business combination of the Company and the subsidiary had occurred on January 1, 2012 and as if the same number of shares of common stock had been issued in that transaction are as follows:

	For the year ended December 31, 2013	For the year ended December 31, 2012
Pro forma revenues	$9,318,371	$8,184,950
Pro forma income (loss) from operations	(809,760)	(2,376,224)
Pro forma net income (loss)	(848,102)	(2,362,899)
Pro forma income (loss) per share	$(0.18)	$(0.73)
Pro forma diluted income (loss) per share	$(0.18)	$(0.73)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred and is not intended to be a projection of future results.